LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Incremental borrowing rate	3.625%	2.75%
Right-of-use assets	$ 258,967	$ 34,143
Operating lease expenses	$ 64,419	$ 67,794	$ 70,478
Hong Kong Dollar Best Lending Rate [Member]
Lessee, Lease, Description [Line Items]
Incremental borrowing rate	2.25%	2.25%